Submission	Mar. 03, 2026
Submission [Line Items]
Central Index Key	0001108426
Registrant Name	TXNM Energy, Inc.
Registration File Number	333-285426
Form Type	S-3
Submission Type	424B5
Fee Exhibit Type	EX-FILING FEES